Intangible Assets (Details) - Schedule of Intangible Assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost
Cost, Beginning Balance	¥ 66,212
Cost, Ending Balance	165,279	¥ 66,212
Net carrying amount
Net carrying amount, At December 31, 2022	165,279
Net carrying amount, At December 31, 2021		66,212
Software [Member]
Net carrying amount
Net carrying amount, At December 31, 2022	1
Net carrying amount, At December 31, 2021		23
Copyrights [Member]
Net carrying amount
Net carrying amount, At December 31, 2022	165,278
Net carrying amount, At December 31, 2021		66,189
Cost [Member]
Cost
Cost, Beginning Balance	534,727	514,875
Additions - acquired separately	104,717	19,852
Cost, Ending Balance	639,444	534,727
Cost [Member] | Software [Member]
Cost
Cost, Beginning Balance	455	455
Additions - acquired separately
Cost, Ending Balance	455	455
Cost [Member] | Copyrights [Member]
Cost
Cost, Beginning Balance	534,272	514,420
Additions - acquired separately	104,717	19,852
Cost, Ending Balance	638,989	534,272
Accumulated Depreciation [Member]
Accumulated amortization
Accumulated amortisation, Beginning Balance	(41,201)	(22,575)
Charge for the year	(5,650)	(18,626)
Accumulated amortisation, Ending Balance	(46,851)	(41,201)
Accumulated Depreciation [Member] | Software [Member]
Accumulated amortization
Accumulated amortisation, Beginning Balance	(432)	(409)
Charge for the year	(22)	(23)
Accumulated amortisation, Ending Balance	(454)	(432)
Accumulated Depreciation [Member] | Copyrights [Member]
Accumulated amortization
Accumulated amortisation, Beginning Balance	(40,769)	(22,166)
Charge for the year	(5,628)	(18,603)
Accumulated amortisation, Ending Balance	(46,397)	(40,769)
Accumulated Impairment Loss [Member]
Accumulated amortization
Accumulated impairment loss, Beginning Balance	(427,314)
Charge for the year		(427,314)
Accumulated impairment loss, Ending Balance	(427,314)	(427,314)
Accumulated Impairment Loss [Member] | Software [Member]
Accumulated amortization
Accumulated impairment loss, Beginning Balance
Charge for the year
Accumulated impairment loss, Ending Balance
Accumulated Impairment Loss [Member] | Copyrights [Member]
Accumulated amortization
Accumulated impairment loss, Beginning Balance	(427,314)
Charge for the year		(427,314)
Accumulated impairment loss, Ending Balance	¥ (427,314)	¥ (427,314)